Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Net Interest Income

			Group
	2020	2019	2018
	£m	£m	£m
Interest and similar income:
Loans and advances to customers(3)	4,819	5,230	5,458
Loans and advances to banks	49	137	202
Reverse repurchase agreements – non trading	118	244	124
Other	119	306	282
Total interest and similar income(1)	5,105	5,917	6,066
Interest expense and similar charges:
Deposits by customers	(1,011)	(1,540)	(1,433)
Deposits by banks	(47)	(134)	(117)
Repurchase agreements – non trading	(43)	(126)	(42)
Debt securities in issue	(440)	(678)	(721)
Subordinated liabilities	(111)	(137)	(142)
Other	(10)	(10)	(8)
Total interest expense and similar charges(2)	(1,662)	(2,625)	(2,463)
Net interest income	3,443	3,292	3,603

(1)This includes £38m (2019: £155m) of interest income on financial assets at fair value through other comprehensive income.
(2)This includes £451m (2019: £310m) of interest expense on derivatives hedging debt issuances and £3m (2019: £4m) of interest expense on lease liabilities.
(3) During 2020, we revised the accounting treatment for certain items of mortgage income to better align our policy to current practice. The net impact of these changes is not material and comparatives have not been restated. Further details are provided in Note 1 Accounting Policies.